Description of the business and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Description of the business and summary of significant accounting policies
Schedule of companies included in the consolidated financial statements

	Principal		% Equity interest
Name	Activities	Country	2021	2020
Concesionaria Vuela Compañía de Aviación S.A.P.I. de C.V.	Air transportation services for passengers, cargo and mail throughout Mexico and abroad	Mexico	100%	100%
Vuela Aviación, S.A.	Air transportation services for passengers, cargo and mail in Costa Rica and abroad	Costa Rica	100%	100%
Vuela, S.A. (“Vuela”) *	Air transportation services for passengers, cargo and mail in Guatemala and abroad	Guatemala	100%	100%
Vuela El Salvador, S.A. de C.V.	Air transportation services for passengers, cargo and mail in El Salvador and abroad	El Salvador	100%	100%
Comercializadora Volaris, S.A. de C.V. ("Comercializadora")	Merchandising of services	Mexico	100%	100%
Servicios Earhart, S.A.*	Recruitment and payroll	Guatemala	100%	100%
Servicios Corporativos Volaris, S.A. de C.V. (“Servicios Corporativos”)	Recruitment and payroll	Mexico	100%	100%
Servicios Administrativos Volaris, S.A. de C.V. (“Servicios Administrativos”) (3)	Recruitment and payroll	Mexico	—	100%
Comercializadora V Frecuenta, S.A. de C.V. (“Loyalty Program”) **	Loyalty Program	Mexico	100%	100%
Viajes Vuela, S.A. de C.V. (“Viajes Vuela”)	Travel agency	Mexico	100%	100%
Guatemala Dispatch Service, S.A., (“GDS, S.A.”) (4)	Aeronautical Technical Services	Guatemala	100%	—
CIBanco, S.A., Institución de Banca Múltiple, Fidecomiso 1710 (1)	Pre-delivery payments financing (Note 5)	Mexico	100%	100%
CIBanco, S.A., Institución de Banca Múltiple, Fidecomiso 1711 (2)	Pre-delivery payments financing (Note 5)	Mexico	100%	100%
Fideicomiso Irrevocable de Administración número F/307750 “Administrative Trust”	Share administration trust (Note 18)	Mexico	100%	100%
Fideicomiso Irrevocable de Administración número F/745291 “Administrative Trust”	Share administration trust (Note 18)	Mexico	100%	100%
Fideicomiso de Administración número CIB/3081 “Administrative Trust”	Share administration trust (Note 18)	Mexico	100%	100%
Fideicomiso Irrevocable de Administración número CIB/3249 “Administrative Trust”	Asset backed securities trustor & administrator (Note 5)	Mexico	100%	100%

*The Companies have not started operations yet in Guatemala

**The Company has not started operations yet

(1)	With effect from October 16, 2020, the Successor of the Trust 1710 was changed from Deutsche Bank México, S.A. to CIBanco, S.A., Institución de Banca Múltiple.
(2)	With effect from October 16, 2020, the Successor of the Trust 1711 was changed from Deutsche Bank México, S.A. to CIBanco, S.A., Institución de Banca Múltiple.
(3)	With effect from August 31,2021, the Company merged with Concesionaria Vuela Compañía de Aviación S.A.P.I. de C.V.
(4)	The Company was acquired in October 5, 2021.

Schedule of depreciation rates

Annual
depreciation rate
Flight equipment	4.0-16.7%
Constructions and improvements	Remaining contractual lease term
Computer equipment	25%
Workshop tools	33.3%
Electric power equipment	10%
Communications equipment	10%
Workshop machinery and equipment	10%
Motorized transport equipment platform	25%
Service carts on board	20%
Office furniture and equipment	10%
Leasehold improvements to flight equipment	The shorter of: (i) remaining contractual lease term, or (ii) the next major maintenance event

Schedule of exchange rates of local currencies translated to functional currencies

			Exchange rates of local				Exchange rates of local				Exchange rates of local
			currencies translated to				currencies translated to				currencies translated to
			functional currencies				functional currencies				functional currencies
			Average				Average				Average
	Local	Functional	exchange rate		Exchange rate		exchange rate		Exchange rate		exchange rate		Exchange rate
Country	currency	currency	for 2021		as of 2021		for 2020		as of 2020		for 2019		as of 2019
Costa Rica	Colon	U.S. dollar	₵.	641.2439	₵.	645.9000	₵.	588.4240	₵.	615.7800	₵.	590.9574	₵.	573.4400
Guatemala	Quetzal	U.S. dollar	Q.	7.75370	Q.	7.7285	Q.	7.7292	Q.	7.8095	Q.	7.7066	Q.	7.6988
El Salvador	U.S Dollar	U.S. dollar	$.	20.9853	$.	20.5835	$.	21.4961	$.	19.9487	$.	19.2618	$.	18.8452

Summary of estimated useful lives of the assets

Aircraft and engines	up to 18	years
Spare engines	up to 18	years
Buildings leases	one to ten	years
Maintenance component	up to eight	years